ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of reconciliation of total operating leases commitments as of December 31, 2018 to the lease liabilities recognized as of January 1, 2019
The following is a reconciliation of total operating lease commitments as of December 31, 2018 to the lease liabilities recognized as of January 1, 2019:

Lease amounts
$
Total operating lease commitments as of December 31, 2018	35,544
Recognition exemptions:
Leases of low value assets	(226)
Leases with remaining lease term of less than 12 months	(2,093)
Other minor adjustments relating to commitment disclosures	(670)
Operating lease liabilities before discounting	32,555
Discounted using incremental borrowing rate	(5,754)
Reasonably certain extension options	4,683
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019	31,484
Finance lease liabilities	5,712
Total lease liabilities recognized under IFRS 16 as of January 1, 2019	37,196
The adoption of this new guidance resulted in changes to the balance sheet as of January 1, 2019. The following is a reconciliation of financial statement line items from IAS 17 to IFRS 16 as of January 1, 2019:

Lease details	Financial statement line item	Carrying amount as of December 31, 2018 (1)	Reclassification	Additions upon transition to IFRS 16	Carrying amount as of January 1, 2019
		$	$	$	$
Right-of-use assets	Property, plant and equipment	20,060	(430)	31,484	51,114
Lease liabilities, current	Borrowings and lease liabilities, current	(1,441)	—	(4,611)	(6,052)
Lease liabilities, non-current	Borrowings and lease liabilities, non-current	(4,271)	—	(26,873)	(31,144)
Deferred rent, current	Accounts payable and other accrued liabilities	(83)	83	—	—
Deferred rent, non-current	Other liabilities	(347)	347	—	—
Total		13,918	—	—	13,918

(1)Represents finance lease liabilities, deferred rent and related assets under IAS 17.

Schedule of details of Parent Company's subsidiaries
Details of the Parent Company’s subsidiaries are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held as of:
			December 31, 2019	December 31, 2018
Better Packages, Inc.	Manufacturing	United States	100%	100%
BP Acquisition Corporation (1)	Holding	United States	—%	100%
Cantech Industries, Inc. (1)	Manufacturing	United States	—%	100%
Capstone Polyweave Private Limited	Manufacturing	India	55%	55%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%	100%
GPCP, Inc.	Manufacturing	United States	50.1%	50.1%
Intertape Polymer Corp.	Manufacturing	United States	100%	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%	100%
Intertape Polymer Japan GK	Distribution	Japan	100%	100%
Intertape Polymer Woven USA Inc.	Manufacturing	United States	100%	100%
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%	100%
IPG (US) Holdings Inc.	Holding	United States	100%	100%
IPG (US) Inc.	Holding	United States	100%	100%
IPG Luxembourg Finance S.à.r.l. (2)	Financing	Luxembourg	—%	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%	100%
IPG Mauritius Ltd	Holding	Mauritius	100%	100%
Polyair Canada Limited	Manufacturing	Canada	100%	100%
Polyair Corporation	Manufacturing	United States	100%	100%
Powerband Industries Private Limited	Manufacturing	India	100%	100%
Spuntech Fabrics Inc.	Holding	Canada	100%	100%

(1) Liquidated and dissolved as of December 31, 2019.
(2) Liquidated and dissolved as of August 28, 2019.

Schedule of estimated useful lives of property, plant and equipment
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 60
Manufacturing equipment and related major components	4 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Schedule of estimated useful lives of intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	2 to 20
Patents and trademarks being amortized	2 to 13
Non-compete agreements	3 to 10
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2017	41,690
Acquired through business acquisitions (1)	69,136
Foreign exchange	(3,112)
Balance as of December 31, 2018	107,714
Foreign exchange	(37)
Balance as of December 31, 2019	107,677

(1)	Refer to Note 19 for additional information regarding business combinations.